CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
General and administrative and legal and professional expenses		$ 111,713	$ 5,000
Legal and professional expenses		926,645	70,562
Loss from operations		(1,038,358)	(75,562)
Interest income		3,333,963	0
Gain on expiration of over-allotment option liability		272,989	0
Income (loss) before tax expense		2,568,594	(75,562)
Tax expense		0	0
Net income (loss)		$ 2,568,594	$ (75,562)
Diluted Weighted average shares outstanding (in shares)		8,383,562
Class A Ordinary Shares Subject to Possible Redemption
Basic Weighted average shares outstanding (in shares)		8,383,562	0
Diluted Weighted average shares outstanding (in shares)			0
Basic net income per ordinary share (usd per share)		$ 0.35	$ 0
Diluted net (loss) per ordinary share (usd per share)		$ 0.35	$ 0
Class A and Class B Ordinary Shares not Subject to Redemption
Basic Weighted average shares outstanding (in shares)	[1],[2]	6,918,174	6,666,667
Diluted Weighted average shares outstanding (in shares)	[1],[2]	6,918,174	6,666,667
Basic net income per ordinary share (usd per share)		$ (0.05)	$ (0.01)
Diluted net (loss) per ordinary share (usd per share)		$ (0.05)	$ (0.01)

[1]	All share and per share data has been retroactively presented. On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000, and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. On May 19, 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter); subsequently, 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (See Note 5).
[2]	All share and per share data has been retroactively restated to reflect the Sponsor’s forfeiture of 1,000,000 founder shares on September 15, 2025 for no consideration as the underwriters of the IPO did not exercise the over-allotment option (see Note 5).